Reverse Recapitalization - Narrative (Details) $ / shares in Units, $ in Thousands	Feb. 08, 2023 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Schedule Of Reverse Recapitalization [Line Items]
Common shares, shares authorized (in shares)	196,222,737	400,000,000	400,000,000	400,000,000	158,918,093	158,918,093
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrants outstanding (in shares)	12,574,200
Recapitalization exchange ratio	4.3747
Shares issued in transaction (in shares)	196,222,737
Recapitalization costs | $	$ 7,223
Priced At $10.00 Per Share
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	15,500,000
Stock repurchased (usd per share) | $ / shares	$ 10.00
AMCI
Schedule Of Reverse Recapitalization [Line Items]
Stock repurchased (in shares)	8,351,626
Stock repurchased (usd per share) | $ / shares	$ 10.16
Public Stockholders
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	10,398,374
PIPE Shares
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	18,500,000
AM SAFE Liability
Schedule Of Reverse Recapitalization [Line Items]
Shares issued in transaction (in shares)	3,000,000